Annual Maturities of Notes, Loans and Leases Payable (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Long-term debt, by Maturity:
2014	$ 226,944
2015	110,659
2016	522,455
2017	286,445
2018	169,025
Thereafter	$ 346,317